DWS VARIABLE SERIES II

    SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF THE LISTED PORTFOLIO

                                ----------------


                                     CLASS B

                            DWS Strategic Income VIP

The following information supplements disclosure in "The Portfolio's Main Investment Strategy" section of the portfolio's Class B prospectus:

Other Investments. The portfolio may invest up to 5% of net assets in shares of DWS Floating Rate Plus Fund, which invests primarily in adjustable rate loans that have a senior right to payment ("Senior Loans"). By investing in DWS Floating Rate Plus Fund, the portfolio may achieve greater diversification within the Senior Loan asset class (through indirect exposure to more Senior Loan securities of varying sizes and risks) than it could gain buying Senior Loan securities directly.

The following information replaces disclosure in the "How Much Investors Pay" section of the portfolio's Class B prospectus:

The table below describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option.

Fee Table                                                         Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee(1), (2)                                             0.65%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                   0.25
--------------------------------------------------------------------------------
Other Expenses                                                     0.34
--------------------------------------------------------------------------------
Acquired Funds (Underlying Funds) Fees and Expenses(3)             0.05
--------------------------------------------------------------------------------
Total Annual Operating Expenses(4)                                 1.29
--------------------------------------------------------------------------------

(1) To the extent the portfolio invests in other mutual funds advised by the Advisor and its affiliates ("affiliated mutual funds"), the Advisor has agreed not to impose its advisory fees on assets invested in such other affiliated mutual funds. In the case of an investment in DWS Floating Rate Plus Fund, the Advisor has also agreed to apply a management fee credit to the fund equal to the difference between DWS Floating Rate Plus Fund's management fee and the portfolio's management fee, if positive, as applied to the amount of assets invested by the fund in DWS Floating Rate Plus Fund.

(2) Restated on an annualized basis to reflect fee changes that took effect on October 1, 2006.

(3) In addition to the Total Annual Operating Expenses which the portfolio bears directly, the portfolio's shareholders indirectly bear the expenses of the underlying funds in which the portfolio invests. The portfolio's estimated indirect expenses from investing in the underlying funds, based on its expected allocations and underlying funds, is as shown in the table. An underlying fund's expense ratio reflects contractual expense limitations and/or reimbursements where applicable, based on such underlying fund's most recent prospectus.

(4) Effective October 1, 2007 through September 30, 2008, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses to the extent necessary to maintain the portfolio's total operating expenses at 1.23% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and indirect expenses of underlying DWS funds.


Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                     1 Year        3 Years       5 Years       10 Years
--------------------------------------------------------------------------------
Class B shares               $131          $409           $708         $1,556
--------------------------------------------------------------------------------




                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group

February 14, 2008
VS-3605

Hypothetical Expense Summary

Using the annual portfolio operating expense ratios presented in the fee tables in the portfolio prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the portfolio held for the next 10 years and the impact of such fees and expenses on portfolio returns for each year and cumulatively, assuming a 5% return for each year. The tables also assume that all dividends and distributions are reinvested. The annual portfolio expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the portfolio that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.

The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the portfolio's prospectus to consider the investment objectives, risks, expenses and charges of the portfolio prior to investing.

DWS Strategic Income VIP -- Class B


                    Maximum                      Initial Hypothetical                               Assumed Rate
                 Sales Charge:                       Investment:                                     of Return:
                     0.00%                             $10,000                                           5%
-----------------------------------------------------------------------------------------------------------------------
                   Cumulative                                   Cumulative            Hypothetical
                 Return Before                                 Return After         Year-End Balance          Annual
                    Fees and              Annual Fund           Fees and            After Fees and           Fees and
    Year            Expenses            Expense Ratios          Expenses               Expenses             Expenses
-----------------------------------------------------------------------------------------------------------------------
     1               5.00%                 1.29%                    3.71%                $10,371.00         $131.39
-----------------------------------------------------------------------------------------------------------------------
     2              10.25%                 1.29%                    7.56%                $10,755.76         $136.27
-----------------------------------------------------------------------------------------------------------------------
     3              15.76%                 1.29%                   11.55%                $11,154.80         $141.32
-----------------------------------------------------------------------------------------------------------------------
     4              21.55%                 1.29%                   15.69%                $11,568.65         $146.57
-----------------------------------------------------------------------------------------------------------------------
     5              27.63%                 1.29%                   19.98%                $11,997.84         $152.00
-----------------------------------------------------------------------------------------------------------------------
     6              34.01%                 1.29%                   24.43%                $12,422.96         $157.64
-----------------------------------------------------------------------------------------------------------------------
     7              40.71%                 1.29%                   29.05%                $12,904.60         $163.49
-----------------------------------------------------------------------------------------------------------------------
     8              47.75%                 1.29%                   33.83%                $13,383.36         $169.56
-----------------------------------------------------------------------------------------------------------------------
     9              55.13%                 1.29%                   38.80%                $13,879.88         $175.85
-----------------------------------------------------------------------------------------------------------------------
     10             62.89%                 1.29%                   43.95%                $14,394.82         $182.37
-----------------------------------------------------------------------------------------------------------------------
  Total:                                                                                                    $1,556.47
-----------------------------------------------------------------------------------------------------------------------








               Please Retain This Supplement for Future Reference



February 14, 2008
VS-3605




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